Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Statutory income tax rate	35.00%	35.00%
Income taxes paid (recovered)		$ 329,563	$ 250,127	$ 74,460
Tax payable		119	134
Interest and penalties expense related to unrecognized tax benefits		(10,701)	2,180	$ 2,571
Accrued interest and penalties related to unrecognized tax benefits		1,431	12,132
AZOA
Income Tax Disclosure [Line Items]
Tax payable		$ 291,948	$ 79,981